Charter arrangements, Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 Counterparty Vessel	Dec. 31, 2022 Vessel Counterparty	Dec. 31, 2021 Vessel Counterparty
Concentration of Risk [Abstract]
Number of vessels	24	23	26
Number of counterparties | Counterparty	3	4	5
Time Charters [Member]
Concentration of Risk [Abstract]
Number of vessels	5	5	7
Spot Market [Member]
Concentration of Risk [Abstract]
Number of vessels	19	18	19